Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cauchari-Olaroz
Disclosure Of Property Plant And Equipment [Line Items]
Company's share in construction costs and project-related costs	50.00%
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Lease assets	$ 1,369
Accumulated depreciation	$ 499
Minera Exar S.A. | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of fixed assets	50.00%
Minera Exar S.A. | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of accumulated depreciation	50.00%